Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2018
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments
Operating
Year ending November 30,	Lease
$

2019	180,436
2020	180,436
360,872